SCHEDULE OF BANK LOAN (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Dec. 01, 2022
Line of Credit Facility [Line Items]
Principal Amount	$ 897,435	$ 1,282,051			$ 220,459
Outstanding amount	1,923,075	897,435	$ 15,000,000	$ 7,000,000
Interest						2.80%
Revolving Credit Facility [Member] | Bank of Comm [Member]
Line of Credit Facility [Line Items]
Principal Amount			$ 7,000,000	7,000,000
Outstanding amount	$ 897,435	$ 897,435		$ 7,000,000
Drawdown Date	Apr. 02, 2025	Sep. 27, 2024
Interest	0.75%	0.75%	0.75%	0.75%
Revolving Credit Facility [Member] | Bank Of Comm One [Member]
Line of Credit Facility [Line Items]
Principal Amount			$ 3,000,000
Outstanding amount	$ 384,615			$ 3,000,000
Drawdown Date	Apr. 29, 2025
Interest	0.75%		0.75%
Non Revolving Credit Facility [Member] | Orix Asia Limited [Member]
Line of Credit Facility [Line Items]
Principal Amount			$ 5,000,000
Outstanding amount	$ 641,025			$ 5,000,000
Drawdown Date	Jul. 17, 2025
Non Revolving Credit Facility [Member] | Orix Asia Limited [Member] | HIBOR [Member]
Line of Credit Facility [Line Items]
Interest	2.45%		2.45%